Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Changes in benefit obligations and plan assets [Table Text Block]
The following table presents the changes in benefit obligations and plan assets for pension benefits and other postretirement benefits for the years indicated:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
	(Millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,466	$1,464	$197	$202
Service cost	50	54	1	1
Interest cost	59	62	8	8
Plan participants’ contributions	—	—	3	2
Benefits paid	(35)	(130)	(14)	(15)
Actuarial loss (gain)	40	20	11	(1)
Settlements	(261)	(4)	—	—
Net increase (decrease) in benefit obligation	(147)	2	9	(5)
Benefit obligation at end of year	1,319	1,466	206	197
Change in plan assets:
Fair value of plan assets at beginning of year	1,254	1,241	208	201
Actual return on plan assets	184	82	25	13
Employer contributions	85	65	5	7
Plan participants’ contributions	—	—	3	2
Benefits paid	(35)	(130)	(14)	(15)
Settlements	(261)	(4)	—	—
Net increase (decrease) in fair value of plan assets	(27)	13	19	7
Fair value of plan assets at end of year	1,227	1,254	227	208
Funded status — overfunded (underfunded)	$(92)	$(212)	$21	$11
Accumulated benefit obligation	$1,294	$1,440

Overfunded (underfunded) status of our pension plans and other postretirement benefit plans [Table Text Block]
The overfunded (underfunded) status of our pension plans and other postretirement benefit plans presented in the previous table are recognized in the Consolidated Balance Sheet within the following accounts:

	December 31,
	2017	2016
	(Millions)
Underfunded pension plans:
Current liabilities	$(2)	$(2)
Noncurrent liabilities	(90)	(210)
Overfunded (underfunded) other postretirement benefit plans:
Current liabilities	(6)	(7)
Noncurrent assets (liabilities)	27	18

Pre-tax amounts not yet recognized in net periodic benefit cost [Table Text Block]
Pre-tax amounts not yet recognized in Net periodic benefit cost (credit) at December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
	(Millions)
Amounts included in Accumulated other comprehensive income (loss):
Prior service credit	$—	$—	$—	$5
Net actuarial loss	(375)	(535)	(21)	(18)
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline:
Prior service credit	N/A	N/A	$2	$10
Net actuarial gain	N/A	N/A	14	8

Schedule of Net Benefit Cost (Credit) [Table Text Block]
Net periodic benefit cost (credit) for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2017	2016	2015	2017	2016	2015
	(Millions)
Components of net periodic benefit cost (credit):
Service cost	$50	$54	$59	$1	$1	$2
Interest cost	59	62	58	8	8	9
Expected return on plan assets	(82)	(85)	(75)	(11)	(12)	(12)
Amortization of prior service credit	—	—	—	(13)	(15)	(17)
Amortization of net actuarial loss	27	30	42	—	—	2
Net actuarial loss from settlements	71	2	2	—	—	—
Reclassification to regulatory liability	—	—	—	3	4	3
Net periodic benefit cost (credit)	$125	$63	$86	$(12)	$(14)	$(13)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) [Table Text Block]
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) before taxes for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2017	2016	2015	2017	2016	2015
	(Millions)
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain (loss)	$62	$(23)	$5	$(3)	$—	$8
Amortization of prior service credit	—	—	—	(5)	(6)	(6)
Amortization of net actuarial loss	27	30	42	—	—	2
Net actuarial loss from settlements	71	2	2	—	—	—
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	$160	$9	$49	$(8)	$(6)	$4

Schedule of Regulatory Assets / Liabilities [Table Text Block]
Other changes in plan assets and benefit obligations for our other postretirement benefit plans associated with Transco and Northwest Pipeline are recognized in regulatory assets and liabilities. Amounts recognized in regulatory assets and liabilities for the years ended December 31 consist of the following:

	2017	2016	2015
	(Millions)
Other changes in plan assets and benefit obligations recognized in regulatory (assets) and liabilities:
Net actuarial gain (loss)	$6	$2	$10
Amortization of prior service credit	(8)	(9)	(11)

Pre-tax amounts expected to be amortized in net periodic benefit cost (credit) [Table Text Block]
Pre-tax amounts expected to be amortized in Net periodic benefit cost (credit) in 2018 are as follows:

	Pension Benefits	Other Postretirement Benefits
	(Millions)
Amounts included in Accumulated other comprehensive income (loss):
Prior service credit	$—	$(1)
Net actuarial loss	23	—
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline:
Prior service credit	N/A	$(2)
Net actuarial loss	N/A	—

Schedule of Assumptions Used [Table Text Block]
The weighted-average assumptions utilized to determine benefit obligations as of December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Discount rate	3.66%	4.17%	3.71%	4.27%
Rate of compensation increase	4.93	4.87	N/A	N/A
The weighted-average assumptions utilized to determine Net periodic benefit cost (credit) for the years ended December 31 are as follows:

	Pension Benefits			Other Postretirement Benefits
	2017	2016	2015	2017	2016	2015
Discount rate	4.17%	4.37%	3.96%	4.27%	4.50%	4.12%
Expected long-term rate of return on plan assets	6.45	6.85	6.38	5.53	6.11	5.70
Rate of compensation increase	4.87	4.88	4.62	N/A	N/A	N/A

One percentage point change in assumed health care cost trend rates effects [Table Text Block]
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Point increase	Point decrease
	(Millions)
Effect on total of service and interest cost components	$—	$—
Effect on other postretirement benefit obligation	5	(5)

Fair values of plan assets [Table Text Block]
The fair values of our pension plan assets at December 31, 2017 and 2016 by asset class are as follows:

	2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Pension assets:
Cash management fund	$17	$—	$—	$17
Equity securities:
U.S. large cap	62	—	—	62
U.S. small cap	54	—	—	54
Fixed income securities (1):
U.S. Treasury securities	103	—	—	103
Government and municipal bonds	—	15	—	15
Mortgage and asset-backed securities	—	47	—	47
Corporate bonds	—	158	—	158
Insurance company investment contracts and other	—	5	—	5
	$236	$225	$—	461
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				265
Equities — International small cap				26
Equities — International emerging markets				41
Equities — International developed markets				110
Fixed income — U.S. long duration				205
Fixed income — Corporate bonds				119
Total assets at fair value at December 31, 2017				$1,227

	2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Pension assets:
Cash management fund	$14	$—	$—	$14
Equity securities:
U.S. large cap	87	—	—	87
U.S. small cap	77	—	—	77
Fixed income securities (1):
U.S. Treasury securities	68	—	—	68
Government and municipal bonds	—	10	—	10
Mortgage and asset-backed securities	—	80	—	80
Corporate bonds	—	148	—	148
Insurance company investment contracts and other	—	5	—	5
	$246	$243	$—	489
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				369
Equities — International small cap				27
Equities — International emerging markets				50
Equities — International developed markets				149
Fixed income — U.S. long duration				88
Fixed income — Corporate bonds				82
Total assets at fair value at December 31, 2016				$1,254
The fair values of our other postretirement benefits plan assets at December 31, 2017 and 2016 by asset class are as follows:

	2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds	$11	$—	$—	$11
Equity securities:
U.S. large cap	25	—	—	25
U.S. small cap	14	—	—	14
International developed markets large cap growth	—	6	—	6
Fixed income securities (1):
U.S. Treasury securities	12	—	—	12
Government and municipal bonds	—	2	—	2
Mortgage and asset-backed securities	—	5	—	5
Corporate bonds	—	19	—	19
Mutual fund — Municipal bonds	43	—	—	43
	$105	$32	$—	137
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				31
Equities — International small cap				3
Equities — International emerging markets				5
Equities — International developed markets				13
Fixed income — U.S. long duration				24
Fixed income — Corporate bonds				14
Total assets at fair value at December 31, 2017				$227

	2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds	$11	$—	$—	$11
Equity securities:
U.S. large cap	24	—	—	24
U.S. small cap	15	—	—	15
International developed markets large cap growth	—	5	—	5
Fixed income securities (1):
U.S. Treasury securities	7	—	—	7
Government and municipal bonds	—	1	—	1
Mortgage and asset-backed securities	—	8	—	8
Corporate bonds	—	15	—	15
Mutual fund — Municipal bonds	42	—	—	42
	$99	$29	$—	128
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				38
Equities — International small cap				3
Equities — International emerging markets				5
Equities — International developed markets				16
Fixed income — U.S. long duration				9
Fixed income — Corporate bonds				9
Total assets at fair value at December 31, 2016				$208

____________

(1)	The weighted-average credit quality rating of the fixed income security portfolio is investment grade with a weighted-average duration of approximately 12 years for 2017 and 8 years for 2016.

(2)
The stated intents of the funds vary based on each commingled fund’s investment objective. These objectives generally include strategies to replicate or outperform various market indices. Certain standard withdrawal restrictions generally apply, which may include redemption notification period restrictions ranging from 10 to 30 days. Additionally, the fund managers retain the right to restrict withdrawals from and/or purchases into the funds so as not to disadvantage other investors in the funds. Generally, the funds also reserve the right to make all or a portion of the redemption in-kind rather than in cash or a combination of cash and in-kind.

Expected benefit payments [Table Text Block]
Following are the expected benefits to be paid by the plans. These estimates are based on the same assumptions previously discussed and reflect future service as appropriate. The actuarial assumptions are based on long-term expectations and include, but are not limited to, assumptions as to average expected retirement age and form of benefit payment. Actual benefit payments could differ significantly from expected benefit payments if near-term participant behaviors differ significantly from the actuarial assumptions.

	Pension Benefits	Other Postretirement Benefits
	(Millions)
2018	$91	$13
2019	90	13
2020	92	14
2021	96	13
2022	96	13
2023-2027	486	60